Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 04, 2012	Jul. 02, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Thermo Fisher Scientific Inc.
Entity Central Index Key	0000097745
Document Type	8-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 24,767,287,000
Entity Common Stock, Shares Outstanding		365,853,610